UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS LifeCompass Protect Fund

(Effective February 2, 2009 the fund was renamed DWS LifeCompass Protect 2017 Fund)

	Principal Amount ($)	Value ($)

US Treasury Obligations 93.5%
US Treasury Bills:
(0.001%) *, 2/19/2009	99,000	98,994
0.13% *, 6/11/2009 (a)	563,000	562,480
US Treasury STRIPS, 3.935% **, 11/15/2017	46,517,000	33,905,218

Total US Treasury Obligations (Cost $33,690,353)		34,566,692

	Shares	Value ($)

Exchange Traded Funds 6.1%
iShares MSCI EAFE Index Fund	10,860	420,282
Midcap SPDR Trust, Series 1	2,040	185,007

SPDR Trust, Series 1	19,800	1,640,034

Total Exchange Traded Funds (Cost $2,488,769)		2,245,324
Cash Equivalents 2.2%
Cash Management QP Trust, 1.12% (b) (Cost $833,665)	833,665	833,665

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $37,012,787) †	101.8	37,645,680
Other Assets and Liabilities, Net	(1.8)	(681,229)

Net Assets	100.0	36,964,451

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Annualized yield at time of purchase; not a coupon rate.
**		Bond equivalent yield to maturity; not a coupon rate.
†

The cost for federal income tax purposes was $37,012,787. At January 31, 2009, net unrealized appreciation for all securities based on tax cost was $632,893. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $876,602 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $243,709.

(a)		At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australiasia, and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities

At January 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

E-Mini MSCI EAFE Index	3/20/2009	3	181,042	165,750	(15,292)
Russell E-Mini 2000 Index	3/20/2009	6	287,954	265,560	(22,394)
S&P 500 E-Mini Index	3/20/2009	7	305,357	287,875	(17,482)
S&P Mid Cap 400 E-Mini Index	3/20/2009	1	50,067	49,730	(337)
Total unrealized depreciation					(55,505)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 2,245,324	$ (55,505)
Level 2	35,400,356	-
Level 3	-	-
Total	$ 37,645,680	$ (55,505)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Protect 2017 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass Protect 2017 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009